Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments (Abstract)
Schedule Of Carrying Values And Estimated Fair Values Of Financial Instruments [Table Text Block]

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	144,297	144,297	175,708	175,708
Restricted cash	16,192	16,192	5,984	5,984
Marketable securities	1,664	1,664	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	1,442,427	1,441,108	1,515,663	1,512,651

Schedule Of Derivate Instruments Statements Of Financial Position Location [Table Text Block]

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,824	20,421

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,471	8,414

Subtotal		—	—	11,295	28,835

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,314	8,807

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,890	9,386

Bunker swaps	Current portion of financial instruments—Fair value	60	1,755	—	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	45	—	—	—

Subtotal		105	1,755	11,204	18,193

Total derivatives		105	1,755	22,499	47,028

Schedule Of Cash Flow Hedges Gain/(Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative [Table Text Block]

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2012	2011	2010
Interest rate swaps		(2,964)	(9,624)	(25,236)

Total		(2,964)	(9,624)	(25,236)

Schedule Of Cash Flow Hedges Gain/(Loss) Reclassified from Accumulated Other Comprehensive Loss into Income [Table Text Block]

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Depreciation expense	(122)	(117)	(42)
Interest rate swaps	Interest and finance costs, net	(23,010)	(26,772)	(29,424)

Total		(23,132)	(26,889)	(29,466)

Schedule Of Cash Flow Hedges Gain/(Loss) Recognized In Income On Derivative Ineffective Portion [Table Text Block]

	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	—	—	(143)

Total		—	—	(143)

Schedule Of Derivatives Not Designated As Hedging Instruments Net Effect on the Statement Of Operations [Text Block]

Derivative	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Operations Location	Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	(1,054)	(5,352)	(8,356)
Bunker swaps	Interest and finance costs, net	783	4,260	356

Total		(271)	(1,092)	(8,000)

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Table Text Block]
Recurring measurements:	December 31, 2012	December 31, 2011
Interest rate swaps	(22,499)	(47,028)
Marketable Securities	1,664	2,534
Bunker swaps	105	1,755

	(20,730)	(42,739)

Fair Value Items Measured On Non Recurring Basis [Text Block]

Nonrecurring basis	December 31, 2012 Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)	December 31, 2011 Unobservable Inputs Assets/ (Liabilities) (Level 3)
Vessels	$28,586	$43,674

	$28,586	$43,674